UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WORLD CAPITAL PARTNERS L.L.C.
Address:  39400 WOODWARD AVENUE, SUITE 100
          BLOOMFIELD HILLS, MI  48304

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     SAMUEL VALENTI III
Title:    MANAGING MEMBER
Phone:    248-593-8800

Signature,             Place,                 and Date of Signing:
SAMUEL VALENTI III     BLOOMFIELD HILLS, MI   November 11, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 30
Form 13F Information Table Value Total: $66,311
List of Other Included Managers: NONE

                                                  FORM 13F INFORMATION TABLE

                                                  VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------      ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM      025816109    454     10800   SH       Sole                   10800
Barclay's S&P 500 VIX Short    COM      06740C261   3914    226000   SH       Sole                  226000
Cisco Systems Inc.             COM      17275R102    574     26200   SH       Sole                   26200
Dow Chemical                   COM      260543103    721     26253   SH       Sole                   26253
EMC Corp                       COM      268648102    804     39600   SH       Sole                   39600
Encana Corp                    COM      292505104    227      7500   SH       Sole                    7500
General Electric               COM      369604103    570     35063   SH       Sole                   35063
Goldcorp                       COM      380956409    209      4800   SH       Sole                    4800
Goldman Sachs Group            COM      38141G104    477      3300   SH       Sole                    3300
IShares FTSE/Xinhua China 25   COM      464287184   1584     37000   SH       Sole                   37000
IShares MSCI Brazil Index      COM      464286400   4916     63900   SH       Sole                   63900
IShares MSCI Canada Index      COM      464286509   2523     90000   SH       Sole                   90000
IShares MSCI EAFE              COM      464287465   8688    158200   SH       Sole                  158200
IShares MSCI Emerging Markets  COM      464287234   7768    173500   SH       Sole                  173500
IShares MSCI Germany Index     COM      464286806    330     15000   SH       Sole                   15000
IShares MSCI Pacific ex-Japan  COM      464286665    213      4800   SH       Sole                    4800
IShares MSCI South Korea Index COM      464286772   1744     32600   SH       Sole                   32600
IShares Russell 2000 Index     COM      464287655   9169    135900   SH       Sole                  135900
IShares S&P Latin America 40   COM      464287390   1400     27700   SH       Sole                   27700
Intel Corp.                    COM      458140100    687     35712   SH       Sole                   35712
Market Vectors Gold Miners     COM      57060U100    425      7600   SH       Sole                    7600
Masco Corp.                    COM      574599106   2918    265000   SH       Sole                  265000
Microsoft Corp.                COM      594918104    504     20600   SH       Sole                   20600
Oil Service HOLDRS             COM      678002106   3112     27500   SH       Sole                   27500
PowerShares QQQ Trust          COM      73935A104   3421     69700   SH       Sole                   69700
ProShares UltraShort S&P 500   COM      74347R883   3849    130000   SH       Sole                  130000
Semiconductor HOLDRS           COM      816636203   1545     55800   SH       Sole                   55800
The Royal Bank of Scotland     COM      780097689    148     10000   SH       Sole                   10000
TriMas Corp                    COM      896215209   2294    154500   SH       Sole                  154500
WisdomTree India Earnings Fund COM      97717W422   1123     42600   SH       Sole                   42600